Income Taxes, Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Provision for Income Taxes [Abstract]
Current tax expense		$ 2,306	$ 2,414
Deferred tax (benefit) expense		288	(130)
Total income taxes	[1]	$ 2,594	$ 2,284

[1]	Effective income tax rate was 16.3% for both 2022 and 2021